FINANCE LEASES	12 Months Ended
Dec. 31, 2018
Presentation of leases for lessee [abstract]
FINANCE LEASES
18. FINANCE LEASES

Finance leases and other loans at December 31, 2018 and 2017 include the obligations of the Company under various equipment and vehicle finance leases; the finance leases expire between May 2, 2019 and May 15, 2022 and reflect interest between 2.74% and 4.95%. The Company has the option to purchase the equipment and vehicles leased at the end of the terms of the leases, for a nominal amount. The Company’s obligations under finance leases are secured by the lessor’s title to the leased assets.

The following schedule outlines the total minimum payments due for the finance lease obligations over their remaining terms as at December 31, 2018 and 2017:

	Year ended December 31, 2018	Year ended December 31, 2017
Not later than one year	$13,101	$17,570
Later than one year and not later than five years	10,006	23,031
Less: Future finance charges	(883)	(2,026)
Present value of minimum lease payments	$22,224	$38,575
Less: Current portion	(12,465)	(16,358)
Non-current portion	$9,759	$22,217

Lease facilities

The Company has credit facilities for a maximum of $13,809 (C$18,831) which are comprised entirely of equipment lease facilities. The amounts financed under the lease facilities are secured with the equipment under the respective lease facilities.

At December 31, 2018, $2,139 was drawn under the (C$2,917) lease facilities (December 31, 2017 - $36,829). Amounts drawn under the equipment lease facilities are subject to separate lease agreements with a maximum term of 48 months and interest rates which are variable depending on when the finance leases are entered into; all obligations under these agreements are included in the finance lease liability at December 31, 2018 and 2017.